Taxes (Details) - Schedule of reconciles the statutory rate to the Company’s effective tax rate		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciles The Statutory Rate To The Company SEffective Tax Rate Abstract
China Statutory income tax rate		25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(0.60%)	(3.20%)
Non-PRC entities not subject to PRC tax	[1]	(20.80%)	(8.00%)
Research & Development (“R&D”) tax credit	[2]	8.80%	(1.40%)
Non-deductible expenses - permanent difference	[2]	(8.00%)	3.10%
Change in valuation allowance		(0.50%)	(15.60%)
Effective tax rate		(0.50%)

[1]	Represents the tax losses incurred from operations outside of China.
[2]	According to PRC tax regulations, 200% of current period expense approved by the local tax authority may be deducted from tax income.